Earning Per Share (Tables)	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Reconciliation of basic and diluted net income per share

	Three Months Ended March 31,
	2014	2013
Net income available to common stockholders for basic and diluted net income per share of common stock	$1,375,241	$942,321
Weighted average common stock outstanding – basic	50,000,000	50,000,000
Effect of dilutive securities:
Subscribed common shares issuable	-	-
Stock options issued to directors/officers	18,118,682	-
Weighted average common stock outstanding – diluted	68,118,682	50,000,000
Net income per common share – basic	$0.03	$0.02
Net income per common share – diluted	$0.02	$0.02

Schedule options included in earning per share calculation
	March 31, 2014	December 31, 2013
Stock options	$22,805,512	$22,805,512
Total	$22,805,512	$22,805,512